Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

Note 10 – Revenue

The Company had net revenue for the three and six months ended June 30, 2022 and 2021 as follows:

	Three Months	Three Months
	Ended June 30,	Ended June 30,
	2022	2021

Dashboards	$10,478	$14,076
IT Managed Services	22,620	25,740
Software and Interfaces	5,580	-
Support and Maintenance	26,895	24,363
vCIO Services	13,240	22,500
Software Licenses Fees	15,247	17,997
Other	451	-

Total Net Revenue	$94,511	$104,676

	Six Months	Six Months
	Ended June 30,	Ended June 30,
	2022	2021

Dashboards	$24,102	$-
IT Managed Services	48,360	46,397
Software and Interfaces	5,580	8,840
Support and Maintenance	52,736	118,580
vCIO Services	27,431	-
Software Licenses Fees	30,744	43,124
Other	2,374	-

Total Net Revenue	$191,327	$216,941

Generally, work is billed monthly by the hour at agreed upon hourly rates for all of the above revenue streams.

For all of the Company’s services, the Company typically has one performance obligation; however, it also provides the customer with an option to acquire additional services. The Company typically provides a menu of offerings from which the customer may choose to purchase. The price of each service is separate and distinct and provides a separate and distinct value to the customer. Pricing is generally consistent for each service irrespective of the other services or quantities requested by the customer.

When the Company receives consideration from a customer prior to transferring services to the customer under the terms of the contract, it records deferred revenues on the Company’s consolidated balance sheet, which represents a contract liability.

The Company has an internal sales force compensation program where remuneration is based solely on the revenues recognized in the period and does not represent an incremental cost to the Company which provides a future benefit expected to be longer than one year and would meet the criteria to be capitalized and presented as a contract asset on the Company’s consolidated balance sheet.

Note 10 – Revenue

The Company had net revenue for the years ended December 31, 2021 and 2020 as follows:

	December 31,	December 31,
	2021	2020

Dashboards	$69,258	$—
IT Managed Services	102,960	—
Software and Interfaces	58,599	15,015
Support and Maintenance	95,355	299,082
vCIO Services	65,313	—
Software Licenses Fees	74,618	204,124
Other	2,780	10,403
Total Net Revenue	$468,883	$528,624

Generally, work is billed monthly by the hour at agreed upon hourly rates for all of the above revenue streams.

For all of the Company’s services, the Company typically has one performance obligation; however, it also provides the customer with an option to acquire additional services. The Company typically provides a menu of offerings from which the customer may choose to purchase. The price of each service is separate and distinct and provides a separate and distinct value to the customer. Pricing is generally consistent for each service irrespective of the other services or quantities requested by the customer.

When the Company receives consideration from a customer prior to transferring services to the customer under the terms of the contract, it records deferred revenues on the Company’s consolidated balance sheet, which represents a contract liability.

The Company has an internal sales force compensation program where remuneration is based solely on the revenues recognized in the period and does not represent an incremental cost to the Company which provides a future benefit expected to be longer than one year and would meet the criteria to be capitalized and presented as a contract asset on the Company’s consolidated balance sheet.